Intangible assets, net - Land use rights (Details)	12 Months Ended			70 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2008 item
Finite-Lived Intangible Assets [Line Items]
Amortization, Continued and Discontinued Operations	$ 459,898	$ 602,959	$ 201,647
Amortization of Intangible Assets	$ 441,489	443,318	201,647
Impairment of intangible assets		0	$ 0
Software
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	5 years
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Number of Land Use Rights Acquired | item				2
Intangible Assets, Net (Excluding Goodwill)	$ 194,745	$ 1,521,993
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years
Land Use Rights [Member] | Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 211,252
Land Use Rights [Member] | Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	1,310,741
Shangchi Automobile [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 1,103,332